Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Warrants for Preferred Shares

The table below sets forth a summary of the changes in the fair value of the warrants for preferred shares classified as Level 3:

	December 31,
	2017	2016
Balance at beginning of year	$3,612	$872
Changes in fair value of warrants for preferred shares	168	2,740
Issuance of warrants for preferred shares	(3,780)	—
Balance at end of year	$—	$3,612